ING EQUITY TRUST

ING FUNDS TRUST

ING MAY FLOWER TRUST

ING MUTUAL FUNDS

Supplement dated June 30, 2011

to the Current Prospectuses for the

above-named Trusts (“Registrants”)

The Boards of Trustees of the above named Registrants approved revising the contingent deferred sales charge (“CDSC”) schedule with respect to the investment of $1 million or more for the Class A shares of their funds. Effective July 1, 2011, each Registrant’s current Prospectuses are hereby revised as follows:

The section entitled “Sales Charges – Contingent Deferred Sales Charges (“CDSCs”) – Class A Shares of each Prospectus is hereby deleted in its entirety and replaced with the following:

Contingent Deferred Sales Charges (“CDSCs”) – Class A Shares

Investments of $1 million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

ING FUNDS TRUST

ING MAY FLOWER TRUST

ING MUTUAL FUNDS

Supplement dated June 30, 2011

to the Current Statements of Additional Information (“SAIs”)

for the above-named Trusts (“Registrants”)

Effective July 1, 2011, the schedule of payments to securities dealers with respect to Class A shares of the Registrants’ funds has been revised. The Registrants’ current SAIs are hereby revised as follows:

ING Funds Trust’s SAI dated July 30, 2010:

1.

The second paragraph and its accompanying table of the section entitled “Sales Charges – Dealer Commissions and Incentives” beginning on page 107 of the SAI are hereby deleted and replaced with the following:

The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Class A, Class B, and Class C shares, at NAV, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rate of 1.00% on purchases of $1 million or more of Class A shares that are subject to a CDSC.

ING Equity Trust’s SAI dated September 30, 2010 and ING Mutual Funds’ SAI dated February 28, 2011 (for ING Diversified International Fund):

2.

The first and second paragraphs and their accompanying tables of the section entitled “Sales Charges – Dealer Commissions and Incentives” found on page 113 and page 90, respectively, of the SAIs are hereby deleted and replaced with the following:

In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

Dealers’ Reallowance as a Percentage of Offering Price
Amount of Transaction	Class A
$0 to $49,999	4.75%
$50,000 to $99,999	4.00%
$100,000 to $249,999	3.00%
$250,000 to $499,000	2.25%
$500,000 to $999,999	2.00%
$1,000,000 and over	See below

The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Class A, Class B, and Class C shares, at NAV, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1 million or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus.

The Distributor will pay Authorized Dealers of record commissions at the rate of 1.00% on purchases of $1 million or more of Class A shares that are subject to a CDSC.

ING Mayflower Trust and ING Mutual Funds’ SAI (except ING Diversified International Fund) dated February 28, 2011:

3.

The first paragraph and its accompanying table of the section entitled “Sales Charges – Dealer Commissions and Other Incentives” beginning on page 188 of the SAI is hereby deleted and replaced with the following:

In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A shares of the Funds (except Global Bond Fund), the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

Dealers’ Reallowance as a Percentage of Offering Price
Amount of Transaction	Class A
$0 to $49,999	4.75%
$50,000 to $99,999	4.00%
$100,000 to $249,999	3.00%
$250,000 to $499,000	2.25%
$500,000 to $999,999	2.00%
$1,000,000 and over	See below

4.

The third paragraph and its accompanying table of the section entitled “Sales Charges – Dealer Commissions and Other Incentives” beginning on page 188 of the SAI is hereby deleted and replaced with the following:

The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Class A, Class B, and Class C shares, at NAV, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1 million or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectuses. The Distributor will pay Authorized Dealers of record commissions at the rate of 1.00% on purchases of $1 million or more of Class A shares that are subject to a CDSC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE